Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Austria ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 2.9%
Oesterreichische Post AG	85,835	$2,931,792
Banks — 38.5%
BAWAG Group AG(a)	100,491	12,520,201
Erste Group Bank AG	272,002	21,904,185
Raiffeisen Bank International AG	147,254	4,502,288
		38,926,674
Chemicals — 2.3%
Lenzing AG(b)	76,813	2,303,873
Commercial Services & Supplies — 3.2%
DO & CO AG(b)	16,742	3,262,917
Construction & Engineering — 2.5%
Porr AG	77,897	2,575,682
Construction Materials — 4.5%
Wienerberger AG	121,458	4,501,420
Electric Utilities — 7.4%
EVN AG	103,096	2,771,747
Verbund AG	59,919	4,681,689
		7,453,436
Energy Equipment & Services — 1.7%
Schoeller-Bleckmann Oilfield Equipment AG	50,615	1,754,773
Insurance — 8.5%
UNIQA Insurance Group AG	313,019	4,342,845
Vienna Insurance Group AG Wiener Versicherung Gruppe	87,763	4,304,445
		8,647,290
Machinery — 6.8%
ANDRITZ AG	63,287	4,378,760
Palfinger AG	73,567	2,480,893
		6,859,653
Security	Shares	Value
Metals & Mining — 4.3%
voestalpine AG	163,832	$4,323,273
Oil, Gas & Consumable Fuels — 9.9%
OMV AG	186,723	9,987,548
Real Estate Management & Development — 5.4%
CA Immobilien Anlagen AG	106,329	2,920,773
CPI Europe AG(b)	125,194	2,538,824
		5,459,597
Total Long-Term Investments — 97.9% (Cost: $93,816,210)		98,987,928
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	20,000	20,000
Total Short-Term Securities — 0.0% (Cost: $20,000)		20,000
Total Investments — 97.9% (Cost: $93,836,210)		99,007,928
Other Assets Less Liabilities — 2.1%		2,165,756
Net Assets — 100.0%		$101,173,684

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$1,466,750	$—	$(1,466,335)(b)	$(22)	$(393)	$—	—	$49,302 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	0 (b)	—	—	—	20,000	20,000	1,085	—
				$(22)	$(393)	$20,000		$50,387	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Austria ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	35	06/20/25	$2,134	$75,941
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$98,987,928	$—	$98,987,928
Short-Term Securities
Money Market Funds	20,000	—	—	20,000
	$20,000	$98,987,928	$—	$99,007,928
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$75,941	$—	$75,941

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.